Treasury Shares (Details Textual) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 24, 2013	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Treasury Shares (Textual)
Treasury shares, authorised			2,350,000
Purchase of treasury shares		$ 5,052,500	$ 5,052,500	$ 15,050,000
Fair value of treasury shares			$ 20,102,500	$ 15,050,000
Percentage of treasury shares	15.00%